Business acquisitions and dispositions - Acquisition of MTS Summary (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Mar. 17, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Goodwill	$ 10,428		$ 8,958
MTS
Disclosure of detailed information about business combination [line items]
Cash consideration		$ 1,339
Issuance of 27.6 million BCE common shares		1,594
Total cost to be allocated		2,933
Trade and other receivables		91
Other non-cash working capital		(164)
Assets held for sale		302
Property, plant and equipment		978
Finite-life intangible assets		979
Indefinite-life intangible assets		280
Deferred tax assets		32
Other non-current assets		129
Debt due within one year		(251)
Long-term debt		(721)
Other non-current liabilities		(49)
Total costs to be allocated, excluding cash and cash equivalents and goodwill		1,606
Cash and cash equivalents		(16)
Fair value of net assets acquired		1,590
Goodwill		1,343
BELL WIRELESS | MTS
Disclosure of detailed information about business combination [line items]
Indefinite-life intangible assets		228
Goodwill		677
BELL WIRELINE | MTS
Disclosure of detailed information about business combination [line items]
Indefinite-life intangible assets		52
Goodwill		$ 666